SHARE BASED COMPENSATION - Share based compensation expenses recognized with each issuance of share options (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	¥ 290,630	¥ 353,151	¥ 508,162
Options
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	290,630	353,151	508,162
Options | 10/7/2015
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation			2,613
Options | 25/09/2015
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		57	111
Options | 01/7/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	10,319	27,771	47,177
Options | 16/08/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		251	241
Options | 23/08/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	1,571	2,442	2,336
Options | 01/9/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		1,616	1,546
Options | 06/9/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	898	3,427	3,524
Options | 01/8/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	6,623	10,124	9,686
Options | 11/09/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		9,107	8,713
Options | 10/10/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	2,862	2,856	2,732
Options | 20/10/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		63,246	393,648
Options | 26/12/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	4,674	135,997
Options | 19/1/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	1,533	8,486	33,623
Options | 07/3/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		4,162	2,193
Options | 27/03/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	3,604	6,345
Options | 27/04/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		10,377
Options | 01/09/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	1,028	1,366
Options | 29/09/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	4,600	20,195
Options | 24/12/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		1,095	¥ 19
Options | 07/01/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	839	1,842
Options | 21/04/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	309	653
Options | 13/06/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	177	97
Options | 14/06/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	75	41
Options | 01/07/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	13,657	¥ 41,598
Options | 21/2/2020
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	110,145
Options | 28/2/2020
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	¥ 127,716